Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Revenues	$ 54	$ 2,316	$ 1,660	$ 2,316	$ 6,964	$ 23,703
Operating Expenses:
Cost of revenues		150	297	150	1,283	3,530
Advertising	(4,578)	43,020	18,125	43,020	58,961	29,764
Payroll and related expense	66,693	63,879	225,603	239,770	303,850	1,156,914
Stock-based compensation						222,700
Amortization of software costs						38,549
Impairment of software costs						196,315
Allowance for uncollectible advances to COWA Science Corporation (“COWA”)						360,500
Other general and administrative expenses	333,197	101,189	953,927	413,417	803,081	1,460,867
Total Operating Expenses	395,312	208,238	1,197,952	696,357	1,167,175	3,469,139
Loss From Operations	(395,258)	(205,922)	(1,196,292)	(694,041)	(1,160,211)	(3,445,436)
Other Income (Expense):
Interest expense	(1,191,405)	(1,602,204)	(2,159,564)	(3,607,210)	(5,139,321)	(4,935,470)
Preferred stock issuance costs						(5,585,594)
Change in derivative liability for authorized shares shortfall	2,641,481	66,572,635	(159,633,797)	(43,406,183)	(170,319,590)	(18,921,537)
Change in fair value of derivative liabilities		(85,287)	300,885	303,593	(451,351)	(685,415)
Impairment on investment						(91,931)
Gain on forgiveness of debt			192,521		250,000
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(1,578,559)		173,361,276		162,109,131
Gain (loss) on conversion of convertible notes			(880)	882	882	(603,529)
Total Other Income (Expense)	(128,483)	64,885,144	12,060,441	(46,708,918)	(13,550,249)	(30,823,476)
Net Income (Loss) Before Income Taxes	(523,741)	64,679,222	10,864,149	(47,402,959)	(14,710,460)	(34,268,912)
Provision for Income Taxes (Benefit)
Net Income (Loss)	(523,741)	64,679,222	10,864,149	(47,402,959)	(14,710,460)	(34,268,912)
Deemed dividend from warrant price protection				(95,002,933)	(95,838,488)	(28,933,472)
Deemed dividend resulting from amortization of preferred stock discount			(34,798,923)		(1,074,539)
Contingent beneficial conversion feature on preferred shares issuance						(45,147,093)
Deemed dividend for issuance of common shares to settle warrant provision						(437,400)
Deemed dividend from exchange of preferred shares for convertible notes						(1,476,280)
Net Income (Loss) Available to Common Stockholders	$ (523,741)	$ 64,679,222	$ (23,934,774)	$ (142,405,892)	$ (111,623,487)	$ (110,263,157)
Net loss per common share:
Basic (in Dollars per share)		$ 0.05	$ (0.02)	$ (0.1)	$ (0.08)	$ (0.19)
Diluted (in Dollars per share)			$ (0.02)	$ (0.1)	$ (0.08)	$ (0.19)
Weighted average common shares outstanding:
Basic (in Shares)	1,406,244,901	1,401,226,219	1,405,511,082	1,387,478,585	1,390,934,274	576,802,421
Diluted (in Shares)	1,406,244,901	40,198,748,273	1,405,511,082	1,387,478,585	1,390,934,274	576,802,421